OTHER FINANCIAL ITEMS, NET (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss on derivative instrument reclassified from another comprehensive income	$ 4,607	$ 0	$ 0
Accounts receivable, credit loss expense (reversal)	500	500	700
(Loss) gain on foreign currency translation	(100)	(700)	(400)
Norwegian Shipowners' Mutual War Risks Insurance Association
Accumulated Other Comprehensive Income (Loss) [Line Items]
No claims bonus	$ 2,600	$ 300	$ 2,600